Accounts receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Jan. 01, 2022 TWD ($)
Disclosure of financial assets [Line Items]
Current trade receivables	$ 5,326,381	$ 173,951	$ 4,381,563
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Current trade receivables	5,328,835		4,384,232	$ 6,344,246
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Current trade receivables	5,326,523		4,357,073
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Current trade receivables	2,089		$ 27,159
Accounts receivable [member] | 1-2 months
Disclosure of financial assets [Line Items]
Current trade receivables	$ 223